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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-16177



                       SUPPLEMENT DATED SEPTEMBER 30, 2003
                              TO THE PROSPECTUS OF
                     MORGAN STANLEY FINANCIAL SERVICES TRUST
                               DATED JULY 30, 2003


       The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

         The Fund is managed within the Sector Research Team. Current members of the team include Sean Aurigemma and Alison Williams, Executive Directors of the Investment Manager.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.